Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Revenues
Regasification revenues	$ 66,262	$ 66,596	$ 196,768	$ 199,804
Regasification revenues—affiliate	716	941	3,068	2,952
LNG revenues	248,195	0	333,555	0
LNG revenues—affiliate	16,236	0	16,236	0
Total revenues	331,409	67,537	549,627	202,756
Operating costs and expenses
Cost (cost recovery) of sales (excluding depreciation and amortization expense shown separately below)	158,663	(31,774)	211,861	(30,990)
Cost of sales—affiliate	1,430	0	1,430	0
Operating and maintenance expense	37,613	8,992	79,556	48,830
Operating and maintenance expense—affiliate	13,756	8,081	35,901	20,355
Development expense	1	113	137	2,631
Development expense—affiliate	87	152	369	562
General and administrative expense	2,978	3,673	9,378	11,269
General and administrative expense—affiliate	24,454	25,692	67,865	80,761
Depreciation and amortization expense	44,529	16,687	92,101	47,557
Total operating costs and expenses	283,511	31,616	498,598	180,975
Income from operations	47,898	35,921	51,029	21,781
Other income (expense)
Interest expense, net of capitalized interest	(113,227)	(49,360)	(228,678)	(142,353)
Loss on early extinguishment of debt	(25,765)	0	(53,526)	(96,273)
Derivative gain (loss), net	9,183	(10,872)	(26,417)	(46,541)
Other income	402	179	1,052	535
Total other expense	(129,407)	(60,053)	(307,569)	(284,632)
Net loss	$ (81,509)	$ (24,132)	$ (256,540)	$ (262,851)
Basic and diluted net income (loss) per common unit	$ (0.27)	$ 0.18	$ (0.56)	$ (0.44)
Weighted average number of common units outstanding used for basic and diluted net income (loss) per common unit calculation	57,086	57,081	57,085	57,081